UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: November 30, 2007

*	This Form N-Q pertains to the following series of the Registrant: MFS Floating Rate High Income Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Floating Rate High Income Fund

11/30/07
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Floating Rate Loans – 90.8% (g)(r)
Aerospace – 2.1%
Acts Aero Technology Supply & Service, Term Loan B, 8.47%, 2014	$357,016	$340,951
Hawker Beechcraft Acquisition Co., Letter of Credit, 7.20%, 2014	63,557	60,723
Hawker Beechcraft Acquisition Co., Term Loan, 7.17%, 2014	747,372	714,052
Hexcel Corp., Term Loan B, 6.82%, 2012	554,630	540,765
Spirit Aerosystems, Inc.,Term Loan B, 6.9%, 2011	681,500	666,166
Transdigm, Inc., Term Loan B, 7.2%, 2013	1,278,991	1,245,418
		$3,568,075
Airlines – 0.2%
United Air Lines, Inc., Term Loan B, 6.91%, 2014	$392,777	$373,138
Apparel Manufacturers – 0.3%
Hanesbrands, Inc., Term Loan B, 6.75%, 2013	$253,951	$246,412
William Carter Co., Term Loan B, 6.42%, 2012	263,652	255,083
		$501,495
Automotive – 2.8%
Allison Transmission, Inc., Term Loan B, 2014 (o)	$100,000	$93,125
Ford Motor Co., Term Loan B, 8.7%, 2013	725,297	676,340
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.43%, 2014	2,034,314	1,905,897
Mark IV Industries, Inc., Second Lien Term Loan, 10.98%, 2011	995,498	940,746
Mark IV Industries, Inc., Term Loan, 7.73%, 2011	637,259	603,803
Motorsport Aftermarket Group, Inc., Term Loan, 7.70%, 2013	420,356	399,338
		$4,619,249
Basic Industry – 0.5%
Trimas Corp., Letter of Credit, 7.37%, 2013	$160,602	$157,390
Trimas Corp., Term Loan B, 7.23%, 2013	679,364	665,777
		$823,167
Broadcasting – 7.9%
Block Communications, Inc., Term Loan, 7.20%, 2012	$1,438,380	$1,380,845
Citadel Communication Group, Term Loan B, 6.66%, 2014	1,500,000	1,361,250
CMP Susquehanna Corp., Term Loan B, 7.16%, 2013	404,940	381,993
Cumulus Media, Inc., Term Loan, 6.77%, 2014	814,938	783,699
Emmis Communications, Term Loan, 7.17%, 2013	425,157	399,382
Entravision Communications Corp., Term Loan B, 6.73%, 2013	1,209,816	1,144,284
Gray Television, Inc., Term Loan, 6.73%, 2014	1,615,339	1,519,764
Lamar Media Corp., Term Loan, 6.38%, 2014	580,570	570,410
New Vision Television Term Loan, 2013 (o)	443,224	436,576
Nextmedia Operating, Second Lien Term Loan, 9.3%, 2013	500,000	467,500
Nextmedia Operating, Term Loan, 6.69%, 2012	291,107	270,730
Nextmedia Operating, Term Loan B, 6.66%, 2012	129,381	120,324
Quebecor Media, Inc., Term Loan B, 7.24%, 2013	951,433	925,269
Spanish Broadcasting Systems, Inc., Term Loan, 6.95%, 2012	982,424	918,566
Telesat Term Loan B, 7.95%, 2014	205,183	201,182
Univision Communications, Inc., Term Loan B, 7.2%, 2014	1,716,416	1,572,236
Univision Communications, Second Lien Term Loan, 7.32%, 2009	691,919	677,216
		$13,131,226
Brokerage & Asset Managers – 0.8%
Ameritrade Holding Corp., Term Loan B, 6.32%, 2012	$662,858	$643,801
Nuveen Investments Term Loan B, 2014 (o)	654,722	645,065
		$1,288,866
Building – 3.4%
BELFOR USA, Term Loan B, 6.91%, 2012	$814,123	$812,088
Building Materials Holding Corp., Second Lien Term Loan, 10.56%, 2014	682,335	489,007

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Building – continued
Building Materials Holding Corp., Term Loan, 7.94%, 2014	$903,011	$755,821
Building Materials Holding Corp., Term Loan B, 7.70%, 2014	1,178,822	1,037,363
Jacuzzi Brands, Letter of Credit, 7.45%, 2013	18,101	15,612
Jacuzzi Brands, Second Lien Term Loan, 10.94%, 2014	223,246	163,528
Jacuzzi Brands, Term Loan, 7.16%, 2013	204,331	176,235
NCI Building Systems, Inc., Term Loan B, 6.66%, 2010	642,857	610,714
Ply Gem Industries, Inc., Canadian Term Loan, 7.95%, 2011	30,497	27,854
Ply Gem Industries, Inc., Term Loan, 7.95%, 2011	816,204	745,467
Quality Home Brands Holdings LLC, Second Lien Term Loan, 11.63%, 2013	483,050	410,593
Quality Home Brands Holdings LLC, Term Loan, 7.64%, 2012	296,581	267,665
Walter Industries, Inc., Term Loan B, 6.71%, 2012	222,685	215,448
		$5,727,395
Business Services – 4.9%
Applied Systems, Inc., Term Loan B, 7.42%, 2013	$345,212	$331,404
Cellnet Technology, Inc., Second Lien Term Loan, 9.45%, 2011	224,774	216,626
Cellnet Technology, Inc., Term Loan, 7.2%, 2011	341,380	329,218
Cellnet Technology, Inc., Term Loan, 7.45%, 2011	91,061	87,760
Clarke American Corp., Term Loan B, 7.70%, 2014	1,057,732	966,943
Infor Global Solutions, Second Lien Term Loan, 11.45%, 2014	1,048,517	990,849
Infor Global Solutions, Term Loan, 8.95%, 2012	418,270	401,539
Infor Global Solutions, Term Loan, 8.95%, 2012	218,228	209,499
iPayment, Inc., Term Loan, 6.99%, 2013	823,040	751,024
Network Solutions LLC, Term Loan, 7.62%, 2014	1,496,606	1,406,810
Open Solutions, Inc., Term Loan,, 7.23%, 2014	955,417	899,883
PGS, Inc., Term Loan B, 7.26%, 2013	665,726	625,783
RGIS Term Loan B, 7.32%, 2014	26,634	24,504
RGIS, Term Loan B, 7.45%, 2014	532,687	490,072
Sunguard Data Systems, Inc., Term Loan B, 6.90%, 2014	222,417	214,355
VeriFone, Inc., Term Loan, 6.71%, 2013	207,839	203,163
		$8,149,432
Cable TV – 5.9%
Bresnan Communications LLC, Term Loan B, 7.18%, 2014	$1,689,098	$1,608,867
Cequel Communications LLC, Term Loan, 7.21%, 2013	1,202,020	1,121,552
Charter Communications Operating LLC, Term Loan, 6.99%, 2013	1,992,140	1,853,596
CSC Holdings, Inc., Incremental Term Loan, 6.42%, 2013	941,410	891,103
Insight Midwest Holdings LLC, Term Loan B, 7%, 2014	872,875	842,324
Mediacom Broadband LLC, Term Loan D-2, 6.53%, 2015	595,500	559,770
Mediacom Communications Corp., Term Loan D-1, 6.53%, 2015	982,575	923,621
San Juan Cable, Term Loan, 7.62%, 2012	1,088,623	1,023,305
UPC Broadband Holding, Term Loan N-1, 7.13%, 2014	1,164,040	1,095,653
		$9,919,791
Chemicals – 1.9%
Arizona Chemical, Second Lien Term Loan, 10.57%, 2014	$801,925	$686,983
Arizona Chemical, Term Loan, 7.08%, 2013	56,156	50,821
Celanese AG, Term Loan B, 6.98%, 2014	418,731	400,561
Macdermid, Inc., Term Loan B, 7.20%, 2014	581,306	550,061
Vertellus Specialties, Inc., Term Loan, 8.49%, 2013	1,563,027	1,547,396
		$3,235,822
Computer Software – 1.6%
First Data Corp., Term Loan B1, 7.96%, 2014	$643,922	$609,210
Nuance Communications, Term Loan, 6.83%, 2013	788,000	752,048
Nuance Communications, Term Loan B-1, 6.83%, 2013	480,808	458,871

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Computer Software – continued
Vertafore, Inc., Second Lien Term Loan, 11.02%, 2013	$339,000	$327,135
Vertafore, Inc., Second Lien Term Loan, 10.77%, 2013	237,170	228,869
Vertafore, Inc., Term Loan, 7.52%, 2012	314,648	302,062
		$2,678,195
Computer Software - Systems – 0.4%
Dealer Computer Services, Second Lien Term Loan, 10.70%, 2013	$469,612	$459,046
Intergraph Corp., Term Loan, 7.07%, 2014	178,860	172,377
		$631,423
Construction – 0.5%
Landsource Communities Development LLC, Second Lien Term Loan, 9.52%, 2014	$224,769	$155,465
Landsource Communities Development LLC, Term Loan B, 7.70%, 2013	509,400	422,802
Mattamy Funding Partnership, Term Loan B, 7.38%, 2013	343,837	321,488
		$899,755
Consumer Goods & Services – 3.1%
ACCO Brands Corp., Term Loan B, 7.00%, 2012	$624,890	$598,593
Affinion Group, Term Loan B, 7.47%, 2012	635,993	610,024
Huish Detergents, Inc., Second Lien Term Loan, 9.45%, 2014	164,412	135,229
National Bedding Co., Second Lien Term Loan, 9.88%, 2012	339,607	308,476
Philosophy, Inc., Term Loan B, 6.98%, 2014	678,590	590,373
Sabre, Inc., Term Loan B, 6.96%, 2014	997,370	916,888
Travelport, Letter of Credit, 7.45%, 2013	154,773	146,647
Travelport, Term Loan, 7.45%, 2013	771,355	730,858
Weight Watchers International, Inc., Term Loan B, 6.75%, 2014	440,278	427,510
West Corp., Term Loan B-2, 7.28%, 2013	743,615	707,497
		$5,172,095
Containers – 1.4%
Altivity Packaging LLC, Second Lien Term Loan, 9.82%, 2013	$627,929	$626,752
Altivity Packaging LLC, Second Lien Term Loan, 9.82%, 2013	200,937	200,561
Altivity Packaging LLC, Term Loan, 7.31%, 2013	188,504	186,290
Altivity Packaging LLC, Term Loan B, 7.34%, 2013	630,001	622,599
Owens-Illinois Group, Inc., Term Loan B, 6.15%, 2013	689,827	671,719
		$2,307,921
Electronics – 1.2%
Freescale Semiconductor, Term Loan B, 7.33%, 2013	$423,599	$394,900
Metavante Corp. Term Loan B, 6.66%, 2014	661,552	642,118
Sensata Technologies, Term Loan B, 6.76%, 2013	925,292	874,864
		$1,911,882
Energy - Independent – 1.0%
Crimson Exploration, Second Lien Term Loan, 10.41%, 2012	$684,279	$667,172
MEG Energy Corp., Term Loan, 7.23%, 2013	222,857	214,314
MEG Energy Corp., Term Loan B, 7.2%, 2013	788,000	764,360
		$1,645,846
Engineering - Construction – 0.1%
Urs Corp. Term Loan B, 2013 (o)	$213,429	$213,162
Entertainment – 2.2%
AMC Entertainment, Inc., Term Loan B, 6.53%, 2013	$1,093,324	$1,040,935
Amf Bowling Worldwide, Inc., Term Loan, 8.21%, 2013	462,052	429,708
Cedar Fair LP, Term Loan B, 6.82%, 2012	298,515	280,697
Cinemark USA, Inc., Term Loan B, 6.66%, 2013	221,396	210,464

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Entertainment – continued
Metro-Goldwyn-Mayer Studios, Inc., Term Loan, 8.45%, 2012	$186,964	$173,461
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 8.45%, 2012	985,000	913,861
Panavision, Inc., Term Loan, 8.41%, 2011	340,130	323,123
Regal Cinemas, Inc., Term Loan, 6.70%, 2010	352,693	335,940
		$3,708,189
Financial Institutions – 0.1%
Msci Term Loan B, 7.74%, 2014	$218,229	$218,229
Food & Beverages – 3.3%
Aramark Corp., Letter of Credit, 7.20%, 2014	$75,105	$71,625
Aramark Corp., Term Loan B, 7.20%, 2014	1,050,850	1,002,248
B&G Foods, Inc., Term Loan C, 7.06%, 2013	252,854	246,532
Birds Eye Foods, Inc., Term Loan, 6.95%, 2013	599,525	567,300
Constellation Brands, Inc., Incremental Term Loan, 6.61%, 2013	993,008	964,458
Dean Foods Co., Term Loan B, 6.7%, 2014	1,161,804	1,102,584
Dole Food Co., Inc., Letter of Credit, 5.11%, 2013	63,458	59,512
Dole Food Co., Inc., Term Loan, 7.37%, 2013	140,640	131,894
Dole Food Co., Inc., Term Loan C, 7.32%, 2013	468,799	439,646
Mafco Worldwide Corp., Term Loan B, 7.60%, 2011	1,009,174	976,376
		$5,562,175
Forest & Paper Products – 1.5%
Georgia-Pacific Corp., Term Loan, 7.37%, 2012	$998,265	$947,000
Georgia-Pacific Corp., Term Loan B-2, 7.37%, 2012	1,028,225	975,421
Graphic Packaging International, Inc., Term Loan, 7.07%, 2014	325,451	314,603
Smurfit-Stone Container Corp., Deposit Funded Loan, 7.12%, 2011	33,600	32,809
Smurfit-Stone Container Corp., Term Loan B, 7.30%, 2011	125,197	122,250
Smurfit-Stone Container Corp., Term Loan C, 7.42%, 2011	71,482	69,799
		$2,461,882
Gaming & Lodging – 3.5%
Cannery Casino Resorts LLC, Term Loan B, 7.20%, 2013	$513,099	$484,879
Cannery Casino Resorts, Second Lien Term Loan, 9.20%, 2014	349,966	330,718
Cannery Casino Resorts, Term Loan B, 7.43%, 2013	73,483	69,441
Centaur Gaming Term Loan B, 2012 (o)	116,683	113,766
Centaur Gaming Term Loan B, 2012 (o)	548,411	534,701
Fontainebleau Resorts LLC, Term Loan B, 8.95%, 2014	864,539	812,666
Golden Nugget, Inc., Second Lien Term Loan, 7.94%, 2014	1,398,373	1,296,990
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 8.33%, 2014	456,129	415,077
Green Valley Ranch Gaming LLC, Term Loan, 7.12%, 2014	213,970	203,806
Isle of Capri Casinos, Inc., Term Loan B, 6.57%, 2013	274,945	257,589
Isle of Capris Casino, Inc., Term Loan, 6.74%, 2013	687,363	643,973
Las Vegas Sands Term Loan, 2014 (o)	141,677	133,688
Las Vegas Sands Term Loan B, 2014 (o)	566,709	534,753
		$5,832,047
Industrial – 3.7%
Baldor Electric Co., Term Loan B, 6.96%, 2014	$706,866	$690,608
Education Management Corp., Term Loan B, 7%, 2013	571,651	540,746
EPD, Inc.,Term Loan, 7.3%, 2014	178,026	171,499
EPD, Inc., Term Loan B, 7.46%, 2014	1,246,185	1,200,491
Gleason, Term Loan, 7.01%, 2013	424,849	410,511
Interline Brands, Inc., Term Loan, 6.55%, 2013	391,905	382,108
Interline Brands, Inc., Term Loan B, 6.55%, 2013	270,938	264,164
KAR Holdings, Term Loan B, 7.45%, 2014	919,614	869,035
Oshkosh Truck Corp., Term Loan B, 7.45%, 2013	1,175,265	1,133,152

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Industrial – continued
Rexnord Corp., Term Loan B-2, 7.64%, 2013	$211,564	$205,746
Valley National Gases, Second Lien Term Loan, 10.82%, 2014	112,496	105,746
Valley National Gases, Term Loan, 7.37%, 2014	221,153	207,883
		$6,181,689
Insurance – 1.0%
Alliant Insurance Term Loan B, 7.99%, 2014	$443,224	$424,387
Asurion Corp., Term Loan, 7.88%, 2014	492,856	475,298
HMSC Corp., Second Lien Term Loan, 10.71%, 2014	79,343	72,202
HMSC Corp., Term Loan, 7.46%, 2014	653,728	611,235
		$1,583,122
Leisure & Toys – 0.7%
Oceania Cruise Holdings, Second Lien Term Loan, 10.95%, 2014	$493,614	$463,997
Oceania Cruise Holdings, Term Loan, 7.45%, 2013	732,034	691,772
		$1,155,769
Machinery & Tools – 0.4%
Generac Power Systems, Inc., Second Lien Term Loan, 11.23%, 2014	$323,677	$242,758
Generac Power Systems, Inc., Term Loan, 7.73%, 2013	337,922	290,782
NACCO Materials Handling Group, Term Loan, 6.82%, 2013	197,500	189,106
		$722,646
Medical & Health Technology & Services – 9.3%
Accellent Corp., Term Loan, 7.79%, 2012	$605,700	$566,330
Advanced Medical Optics, Inc., Term Loan, 6.86%, 2014(o)	1,008,954	957,245
Bausch & Lomb Inc., Term Loan B, 8.27%, 2015	166,636	165,517
Biomet, Inc., Term Loan B, 8.2%, 2015	1,169,726	1,153,316
Community Health Systems, Inc., Term Loan B, 7.33%, 2014	1,911,449	1,826,230
DaVita, Inc., Term Loan B-1, 6.71%, 2012	423,154	405,993
Emdeon Business Services LLC, Term Loan B, 7.2%, 2013	806,164	777,948
Genoa Healthcare, Second Lien Term Loan, 13.45%, 2013	333,333	330,000
Genoa Healthcare, Term Loan, 8.71%, 2012	582,413	563,485
HCA, Inc., Term Loan B, 7.45%, 2013	1,707,474	1,633,229
Health Management Associates, Term Loan, 6.94%, 2014	1,111,245	1,040,006
HealthSouth Corp., Term Loan B, 7.17%, 2013	970,479	926,942
National Mentor Holdings, Inc., Synthetic Letter of Credit, 7.32%, 2013	36,821	35,901
National Mentor Holdings, Inc., Term Loan B, 7.2%, 2013	624,744	609,126
National Renal Institutes, Inc., Term Loan B, 7.5%, 2013	888,750	857,644
Psychiatric Solutions, Term Loan B, 6.78%, 2012	473,484	454,545
Quintiles Transnational Corp., Term Loan, 7.2%, 2013	991,626	955,680
Renal Advantage, Inc., Term Loan B, 8.10%, 2012	371,597	358,591
Select Medical Corp., Term Loan B, 7.01%, 2012	975,000	923,204
Sun Healthcare Group, Inc., Synthetic Letter of Credit, 7.23%, 2014	127,472	122,373
Sun Healthcare Group, Inc., Term Loan, 3.95%, 2014	45,527	43,706
Sun Healthcare Group, Inc., Term Loan B, 7.11%, 2014	561,620	539,155
U.S. Oncology, Inc., Term Loan C, 7.45%, 2011	313,290	300,758
		$15,546,924
Medical Equipment – 0.7%
Orthofix International, Term Loan B, 6.95%, 2013	$1,081,507	$1,043,655
Sterigenics International, Inc., Term Loan B, 7.92%, 2013	203,497	195,357
		$1,239,012
Metals & Mining – 0.7%
Euramax International, Inc., Term Loan, 8.24%, 2012	$327,451	$293,069
Novelis, Inc., Canadian Term Loan, 7.2%, 2014	265,482	251,323

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Metals & Mining – continued
Novelis, Inc., Term Loan B, 7.2%, 2014	$584,061	$552,911
		$1,097,303
Natural Gas - Distribution – 0.5%
Riverstone C/R GS Holdings I, Asset Sale, 6.41%, 2011	$115,561	$110,553
Riverstone C/R GS Holdings I, Canadian Term Loan, 7.32%, 2013	603,362	577,217
Riverstone C/R GS Holdings I, Term Loan, 6.41%, 2013	66,136	63,270
Riverstone C/R GS Holdings I, Term Loan, 7.32%, 2013	97,634	93,403
		$844,443
Natural Gas - Pipeline – 2.6%
Atlas Pipeline, Term Loan, 7.57%, 2014	$620,138	$613,161
Energy Transfer Equity, Term Loan, 6.65%, 2012	1,858,892	1,803,706
Enterprise Group Holdings LP, Term Loan B, 7.49%, 2014	1,055,647	1,047,730
Kinder Morgan, Inc., Term Loan, 6.33%, 2014	967,197	917,871
		$4,382,468
Network & Telecom – 1.2%
Time Warner Telecom, Inc., Term Loan B, 6.83%, 2013	$1,170,993	$1,119,762
Windstream Corp., Term Loan B, 6.71%, 2013	925,055	906,169
		$2,025,931
Oil Services – 1.3%
Hercules Offshore, Inc., Term Loan B, 6.99%, 2013	$722,172	$698,702
Petroleum Geo Services, Term Loan B, 6.95%, 2015	835,073	809,325
Volnay Acquisition Co. I, Term Loan B, 6.72%, 2014	587,825	573,129
		$2,081,156
Pharmaceuticals – 0.9%
Royalty Pharma Finance Trust, Term Loan, 6.39%, 2013	$248,214	$245,318
Stiefel Laboratories, Term Loan, 7.50%, 2013	382,865	371,379
Stiefel Laboratories, Term Loan, 7.50%, 2013	292,843	284,058
Warner Chilcott Corp., Term Loan B, 7.11%, 2012	432,312	415,830
Warner Chilcott Corp., Term Loan C, 7.20%, 2012	129,384	124,452
		$1,441,037
Pollution Control – 0.7%
Allied Waste North America, Inc., Term Loan, 2012 (o)	$58,629	$55,942
Allied Waste North America, Inc., Term Loan A, 2012 (o)	39,408	37,601
Energy Solutions, Inc., LC Facility, 6.94%, 2011	42,418	41,145
Energy Solutions, Inc., Term Loan B, 7.66%, 2013	728,194	706,348
Energy Solutions, Inc., Term Loan B-2, 7.66%, 2013	349,160	338,685
		$1,179,721
Printing & Publishing – 7.4%
American Media Operations, Inc., Term Loan B, 8.25%, 2013	$1,150,875	$1,116,348
Ascend Media Holdings LLC, Term Loan, 9.43%, 2012	544,571	245,057
Black Press, Term Loan B, 7.08%, 2013	199,344	192,367
Black Press, Term Loan B-2, 7.08%, 2013	121,030	116,794
Dex Media East Term Loan B, 7.02%, 2014	1,061,622	1,049,679
Dex Media West LLC, Term Loan B-1, 6.38%, 2010	889,760	869,741
Dex Media West LLC, Term Loan B-2, 6.83%, 2010	608,200	594,262
Gatehouse Media Operating, Inc., Term Loan, 7.24%, 2014	146,538	130,053
Idearc, Inc., Term Loan B, 7.2%, 2014	675,684	646,123
MediaNews Group, Inc., Term Loan C, 7.14%, 2013	907,854	853,383
Medimedia, Inc., Term Loan B, 7.37%, 2013	520,338	499,525
Nielsen Finance LLC, Term Loan B, 7.06%, 2013	1,685,402	1,596,015
Penton Media, Inc., Second Lien Term Loan, 9.98%, 2014	453,347	398,945

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Printing & Publishing – continued
Penton Media, Inc., Term Loan, 7.24%, 2013	$221,470	$203,476
Reader’s Digest Associations, Inc., Term Loan B, 7.54%, 2014	896,128	811,557
Riverdeep Interactive Learning USA, Inc., Term Loan B, 7.95%, 2013	1,555,093	1,541,001
Tribune Co., Term Loan X, 7.74%, 2009	302,735	294,599
Wenner Media LLC, Term Loan B, 6.95%, 2013	933,906	896,550
Yell Group Ltd., Term Loan B, 6.82%, 2013	333,180	324,315
		$12,379,790
Real Estate – 0.7%
CB Richard Ellis Group, Inc., Term Loan B, 6.28%, 2013	$734,410	$705,034
Realogy, Letter of Credit, 7.97%, 2013	109,261	95,125
Realogy, Term Loan, 8.24%, 2013	409,023	356,106
		$1,156,265
Restaurants – 0.4%
Buffets, Inc., Letter of Credit, 7.93%, 2013	$97,577	$83,754
Buffets, Inc., Term Loan B, 7.98%, 2013	733,260	629,381
		$713,135
Retailers – 1.1%
David’s Bridal, Inc., Term Loan, 6.90%, 2014	$662,553	$602,095
Oriental Trading Co., Inc., Term Loan, 7.21%, 2013	1,252,549	1,197,750
		$1,799,845
Telecommunications - Wireless – 0.5%
Crown Castle Operating Co., Term Loan B, 6.64%, 2014	$224,106	$212,677
MetroPCS Wireless, Inc., Term Loan B, 7.30%, 2013	659,996	632,152
		$844,829
Telephone Services – 1.1%
Hargray Communications Term Loan B, 7.45%, 2014	$333,801	$321,283
IPC Acquisition Corp., Second Lien Term Loan, 10.45%, 2015	162,638	133,567
IPC Acquisition Corp., Term Loan, 7.45%, 2014	482,518	427,028
Sorenson Communications, Inc., Second Lien Term Loan, 11.77%, 2014	557,204	555,811
Sorenson Communications, Inc., Term Loan, 7.31%, 2014	463,195	442,351
		$1,880,040
Utilities - Electric Power – 4.4%
Boston Generating LLC, Letter of Credit, 7.45%, 2013	$197,408	$189,653
Boston Generating LLC, Revolver, 7.57%, 2013	55,274	53,103
Boston Generating LLC, Second Lien Term Loan, 9.45%, 2014	218,423	218,969
Boston Generating LLC, Term Loan, 7.45%, 2013	885,592	850,802
Calpine Corp., DIP Term Loan, 7.45%, 2009	482,263	469,121
Coleto Creek Power, Letter of Credit, 7.95%, 2013	54,843	52,375
Coleto Creek Power, Term Loan B, 7.95%, 2013	786,380	750,993
Covanta Holding Corp., Letter of Credit, 6.63%, 2014	152,994	146,237
Covanta Holding Corp., Term Loan B, 6.71%, 2014	297,058	283,938
KGEN Power Corp., Letter of Credit, 7.13%, 2014	42,353	40,235
KGEN Power Corp., Term Loan B, 7%, 2014	70,059	66,556
Liberty Electric Power LLC, Term Loan, 6.87%, 2014	633,388	614,387
Longview Power LLC, Letter of Credit, 7.5%, 2014	45,179	43,598
Longview Power LLC, Term Loan, 8%, 2014	135,538	130,794
Longview Power LLC, Term Loan, 4.42%, 2014	89,455	86,324
LS Power Acquisition, Term Loan B, 7.19%, 2014	912,457	895,349
Mach Gen LLC, Letter of Credit, 7.2%, 2013	51,167	48,438
Mach Gen LLC, Term Loan, 7%, 2014	490,901	464,720
Mirant North America LLC, Term Loan B, 6.57%, 2013	1,175,937	1,134,044

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Utilities - Electric Power – continued
TPF Generation Holdings, LLC, Letter of Credit ,7.20%, 2014	$222,724	$213,607
Txu Corp.,Term Loan B-3 , 8.40%, 2014	632,724	621,563
		$7,374,806
Utilities - Telephone – 0.9%
Cavalier Telephone Corp., Term Loan B, 9.95%, 2012	$1,168,902	$1,116,301
Choice One Communications, Inc., Term Loan, 9.75%, 2012	453,811	431,121
		$1,547,422
Total Floating Rate Loans		$151,757,810
Bonds – 0.6%
Broadcasting – 0.4%
Paxson Communications Corp., FRN, 8.492%, 2012	$725,000	$712,313
Consumer Goods & Services – 0.2%
KAR Holdings, Inc., 8.75%, 2014 (z)	$350,000	$323,750
Total Bonds		$1,036,063
Short-Term Obligations – 3.6%
General Electric Capital Corp., 4.6%, due 12/03/07 (y)	$6,027,000	$6,025,460
Total Investments(k)		$158,819,333
Other Assets, Less Liabilities – 5.0%		8,439,373
Net Assets – 100.0%		$167,258,706

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.
(k)	As of November 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,036,063 and 0.65% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
KAR Holdings, Inc., 8.75%, 2014	8/28/07	$320,201	$323,750

Total Restricted Securities			$323,750
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Floating Rate High Income Fund

Fund Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$167,185,456

Gross unrealized appreciation	$23,653
Gross unrealized depreciation	(8,389,776)

Net unrealized appreciation (depreciation)	$(8,366,123)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Unfunded Loan Commitments

As of November 30, 2007, the portfolio had the following unfunded loan commitments of $2,616,548, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Bausch & Lomb, Inc., Delayed Draw Term Loan, 2015	$41,659	$(176)
Cannery Casino Resorts Delayed Draw Term Loan B, 2013	345,373	(18,995)
Cellnet Technology, Inc., Delayed Draw Term Loan, 2011	136,592	(4,951)
Community Health Systems, Inc., Delayed Draw Term Loan, 2014	126,064	(5,620)
Fontainebleau Resorts, LLC, Delayed Draw Term Loan, 2014	432,269	(24,856)
Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, 2013	206,726	(13,050)
Longview Power LLC, Delayed Draw Term Loan, 2014	68,673	(2,403)
MEG Energy Corp., Delayed Draw Term Loan, 2013	1,077,143	(41,290)
Sun Healthcare Group, Inc., Delayed Draw Term Loan, 2014	36,421	(1,457)
Telesat Canada Delayed Draw Term Loan, 2014	17,537	9
Univision Communications Delayed Draw Term Loan, 2014	128,091	(10,760)

	$2,616,548	$(123,549)

At November 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 16, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2008

*	Print name and title of each signing officer under his or her signature.